General Information, Statement of Compliance and Basis of Presentation (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Cash and cash equivalents	€ 83,921	€ 119,151	€ 35,094	€ 36,203